Investments in Equity Method Investees [Text Block] (Tables)	6 Months Ended
Sep. 30, 2019
Morgan Stanley [Member]
Summarized Operating Results of Morgan Stanley [Table Text Block]

	2018	2019
	(in billions)
Net revenues	¥2,258	¥2,203
Total non-interest expenses	1,601	1,593
Income from continuing operations before income taxes	657	610
Net income applicable to Morgan Stanley	502	475